ACCOUNTING POLICIES (Tables)	9 Months Ended
Sep. 30, 2018
Accounting Policies [Abstract]
Schedule of New Accounting Pronouncements and Changes in Accounting Principles
The change in presentation for the three and nine months ended September 30, 2017 is as follows:

Consolidated statement of operations changes

	Three months ended September 30, 2017			Nine months ended September 30, 2017
(in thousands of $)	As previously reported	Adjustments Increase/(Decrease)	As adjusted	As previously reported	Adjustments Increase/(Decrease)	As adjusted
Gains/(losses) on derivative instruments	—	(225)	(225)	—	(2,134)	(2,134)
Other financial items, net	(2,034)	225	(1,809)	(16,647)	2,134	(14,513)

Consolidated statement of cash flows changes

	Nine months ended September 30, 2017
(in thousands of $)	As previously reported	Adjustments Increase/(Decrease)	As adjusted
Change in market value of derivatives	—	2,919	2,919
Change in assets and liabilities:
Other current assets and other non-current assets	1,781	(1,363)	418
Other current and non-current liabilities	(4,581)	(1,556)	(6,137)
The adoption changed how restricted cash is reported in the consolidated statement of cash flows as follows for the nine months ended September 30, 2017:

		Nine months ended September 30, 2017
(in thousands of $)	Cash Flow Line Items	Balance Prior to Adoption	Adjustments Increase/(Decrease)	As Adjusted
OPERATING ACTIVITIES	Interest element included in obligation under capital lease	411	(427)	(16)
	Restricted cash	(5)	5	—
FINANCING ACTIVITIES	Restricted cash and short-term investments	(10,483)	8,824	(1,659)
Effect of exchange rate changes on cash		—	9,475	9,475
As a result of the above changes, the following subtotals as retrospectively restated are as follows:
Net increase in cash, cash equivalents and restricted cash		141,111	17,878	158,989
Cash, cash equivalents and restricted cash at beginning of period		65,710	162,415	228,125
Cash, cash equivalents and restricted cash at end of period		206,821	180,293	387,114